Premises and Equipment (Summary of Premises and Equipment) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Land and improvements	$ 3,401,312	$ 2,479,913
Buildings	11,587,176	9,188,883
Equipment	4,295,575	3,977,234
Premises and equipment, gross	19,284,063	15,646,030
Less accumulated depreciation	6,898,507	6,480,498
Premises and equipment, net	12,385,556	9,165,532
Parent Company [Member]
Premises and equipment, net	$ 292,396	$ 318,017